STATUTORY RESERVES (Details) (CNY)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
STATUTORY RESERVES
Required percentage of after tax profit transferred to general reserve fund	10.00%
Percentage of registered capital limit for transfer of after tax profit to general reserve fund	50.00%
Appropriation of after tax profit to general reserve fund	20,648,182	14,892,860